RISK MANAGEMENT - Credit risk model scenario tables (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Colombia
Disclosure of financial assets [line items]
Inflation	9.28%
Interest rate	13.00%
DTF Interest rate	12.63%
GDP Growth	0.60%
Unemployment rate	10.00%
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.44%	7.93%
Interest rate, one-year projection		8.00%
DTF Interest rate, one-year projection	7.10%	8.64%
GDP Growth, one-year projection	(1.07%)	(0.53%)
Used home prices, one-year projection	(3.15%)	(1.48%)
Unemployment rate, one-year projection	11.96%	11.15%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	6.05%	7.83%
Interest rate, one-year projection		8.75%
DTF Interest rate, one-year projection	9.04%	8.90%
GDP Growth, one-year projection	0.99%	1.29%
Used home prices, one-year projection	(2.11%)	0.07%
Unemployment rate, one-year projection	10.43%	10.44%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	8.26%	7.86%
Interest rate, one-year projection		9.25%
DTF Interest rate, one-year projection	10.62%	9.36%
GDP Growth, one-year projection	2.70%	2.37%
Used home prices, one-year projection	(1.02%)	1.75%
Unemployment rate, one-year projection	8.77%	9.46%
Panama
Disclosure of financial assets [line items]
Inflation	1.90%
Nominal interest rate variation	0.64%
GDP Growth	9.00%
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	2.80%	4.23%
Nominal interest rate variation, one-year projection	0.57%	1.31%
GDP Growth, one-year projection	7.03%	4.00%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.32%	3.62%
Nominal interest rate variation, one-year projection	0.52%	0.46%
GDP Growth, one-year projection	7.64%	4.58%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	1.83%	2.64%
Nominal interest rate variation, one-year projection	0.48%	0.32%
GDP Growth, one-year projection	8.25%	5.32%